Finance income (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Interest Income

	2017	2016	2015
	£m	£m	£m
Interest income arising from:
cash and cash equivalents	60	67	71
available-for-sale investments	2	1	1
derivatives at fair value through profit or loss	—	—	24
loans and receivables	1	2	3
Fair value adjustments on derivatives at fair value through profit or loss	2	2	5

	65	72	104